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                                                     151 Farmington Avenue
                                                     Hartford, CT  06156


March 1, 2001                                        ANNGHARAAD S. REID
                                                     Paralegal
                                                     AFS Law TS31
                                                     (860) 273-4474
                                                     Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention: Filing Desk

Re: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B
    POST-EFFECTIVE AMENDMENT NO. 44 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: AETNA MARATHON PLUS - VARIABLE ANNUITY
    FILE NOS. 33-34370* AND 811-2512
    RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the GET M Prospectus Supplement contained in Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 ("Amendment No. 44") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") does not differ from that contained in Amendment No. 44 of the Registrant's Registration Statement on Form N-4 which was declared effective on December 14, 2000. The text of Amendment No. 44 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid






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* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement:
  33-87932.